Derivatives - Offsetting Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Counterparty	Dec. 31, 2014 USD ($)
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Number of master netting agreements supported by primary counterparty's parent guarantee | Counterparty	1
Number of primary derivative counterparties | Counterparty	16
Number of credit support agreements by primary counterparty | Counterparty	15
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	$ 296	$ 256
Net Amounts of Derivative Assets	259	236
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	296	256
Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	37	20
Net Amounts of Derivative Assets	$ 259	$ 236